Pension and Other Postretirement Plans 401(k) Plan (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Emplyer matching contributions during the period	$ 198	$ 180	$ 148
Number of shares of common stock held by the plan trustee for plan participants (in shares)	8
Approximate number of shares of common stock reserved for issuance under the 401(k) plan (in shares)	34
Aetna 401(K) [Member]
Defined Contribution Pension And Other Postretirement Plans Employee Deferral Percentage Maximum Eligible For Employer Match	6.00%
100 percent match [Member] | Aetna 401(K) [Member]
Employer match percentage on annual eligible employee earnings (in hundredths)	100.00%
100 percent match [Member] | Coventry 401(K) [Member]
Employer match percentage on annual eligible employee earnings (in hundredths)			100.00%
Defined Contribution Pension And Other Postretirement Plans Employee Deferral Percentage Maximum Eligible For Employer Match			3.00%
50 percent match [Member] | Coventry 401(K) [Member]
Employer match percentage on annual eligible employee earnings (in hundredths)			50.00%
Defined Contribution Pension And Other Postretirement Plans Employee Deferral Percentage Maximum Eligible For Employer Match			3.00%